                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DundeeWealth US, LP
                 ------------------------------------
   Address:      1160 West Swedesford Road, Suite 140
                 ------------------------------------
                 Berwyn, PA 19312
                 ------------------------------------

Form 13F File Number: 28-14406
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David C. Lebisky
         -----------------------------------
Title:   Director, Regulatory Administration
         -----------------------------------
Phone:   610-854-0902
         -----------------------------------

Signature, Place, and Date of Signing:

   /s/ David C. Lebisky               Berwyn, PA          May 14, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-11685                    GCIC Ltd.
       ---------------          -----------------------------------------
    28-11021                    Mount Lucas Management LP
       ---------------          -----------------------------------------
    28-03459                    Smith Asset Management Group LP
       ---------------          -----------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: 38,927
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
Avago Technologies, Ltd      SHS        Y04863104         3,234     82,988  SH         OTHER                         82,988
Check Point Software
 Technologies, Ltd.          ORD        M22465104         3,881     60,800  SH         OTHER                         60,800
Chicago Bridge & Iron        NY
 Co. NV                   Registry SH   167250109         3,684     85,286  SH         OTHER                         85,286
iShares MSCI EAFE Index     MSCI
 Fund                       EAFE
                            INDEX       464287465         5,081     92,556  SH         OTHER                         92,556
LyondellBasell
 Industries NV              A SHS       N53745100         3,869     88,630  SH         OTHER                         88,630
NXP Semiconductors NV        COM        N6596X109         3,851    144,704  SH         OTHER                        144,704
Seadrill, Ltd.               SHS        G7945E105         3,781    100,750  SH         OTHER                        100,750
Valeant Pharmaceuticals
 International, Inc.         COM        91911K102         3,819     71,223  SH         OTHER                         71,223
Virgin Media, Inc.           COM        92769L101         4,005    160,338  SH         OTHER                        160,338
Yamana Gold, Inc.            COM        98462Y100         3,722    238,571  SH         OTHER                        238,571